Inventory (Details) - Schedule of Inventory ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Inventory [Abstract]
Raw materials	¥ 1,784	$ 245	¥ 1,784
Low value consumables	41	6	41
Finished goods	4,276	588	3,705
Less: inventory impairment	(111)	(15)	(91)
Total Inventories	¥ 5,990	$ 824	¥ 5,439